Statements of Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 534,095	$ 25,093
Prepaid expenses	277,890
Total current assets	811,985	25,093
Investments held in Trust Account	450,005,937
Total assets	450,817,922	25,093
Current liabilities:
Accrued professional fees and other expenses	533,908	8,587
Total current liabilities	533,908	8,587
Deferred underwriting compensation	15,750,000
Total liabilities	16,283,908	8,587
Commitments and contingencies
Class A ordinary shares subject to possible redemption; 42,953,401 and 0 shares at December 31, 2020 and 2019, respectively, at a redemption value of $10.00 per share	429,534,010
Shareholders' equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Additional paid-in capital	5,644,534	23,000
Accumulated deficit	(645,860)	(8,494)
Total shareholders' equity	5,000,004	16,506
Total liabilities and shareholders' equity	450,817,922	25,093
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares value	205
Class F Ordinary Shares
Shareholders' equity:
Ordinary shares value	$ 1,125	$ 2,000